Commercial Aerospace Industry Assets and Commitments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Nov. 26, 2018	Jul. 26, 2012
Accounts Notes And Loans Receivable [Line Items]
Contractual Obligation	$ 1,408
Contractual Obligation, Consumed in Current Year	345	$ 252
Contractual Obligation, Due in Next Fiscal Year	263
Contractual Obligation, Due in Second Year	189
Contractual Obligation, Due in Third Year	148
Contractual Obligation, Due in Fourth Year	118
Contractual Obligation, Due in Fifth Year	127
Contractual Obligation, Due after Fifth Year	563
Contract with Customer, Asset, after Allowance for Credit Loss	5,522	4,628
Commercial Aerospace [Member]
Accounts Notes And Loans Receivable [Line Items]
Guarantee Obligations Maximum Exposure	333	348
Partner Share of Guarantor Obligations, Maximum Exposure, Undiscounted	142
Commercial Aerospace [Member]
Accounts Notes And Loans Receivable [Line Items]
Accounts, Notes, Loans and Financing Receivable, gross	11,394	11,695
Products Under Lease	3,185	2,736
Notes and leases receivable, total committed	308	299
Commercial Aerospace financing and other contractual commitments	15,000
Notes and leases receivable within one year	30
Notes and leases receivable within two years	23
Notes and leases receivable within three years	14
Notes and leases receivable within four years	22
Notes and leases receivable within five years	38
Notes and leases receivable after five years	181
Commercial aerospace financing commitments, total committed	3,937
Commercial aerospace financing commitments within one year	911
Commercial aerospace financing commitments within two years	1,119
Commercial aerospace financing commitments within three years	974
Commercial aerospace financing commitments within four years	819
Commercial aerospace financing commitments within five years	44
Commercial aerospace financing commitments after five years	70
Other commercial aerospace commitments, total committed	11,055
Other commercial aerospace commitments within one year	702
Other commercial aerospace commitments within two years	736
Other commercial aerospace commitments within three years	717
Other commercial aerospace commitments within four years	668
Other commercial aerospace commitments within five years	627
Other commercial aerospace commitments after five years	7,605
Collaboration partners' share, total committed	5,284
Collaboration partners' share within one year	508
Collaboration partners' share within two years	623
Collaboration partners' share within three years	571
Collaboration partners' share within four years	538
Collaboration partners' share within five years	193
Collaboration partners' share after five years	2,851
Total commercial commitments, total committed	9,708
Total commercial commitments within one year	1,105
Total commercial commitments within two years	1,232
Total commercial commitments within three years	1,120
Total commercial commitments within four years	949
Total commercial commitments within five years	478
Total commercial commitments after five years	4,824
Allowance for Receivables and Other Financing Assets	248	245
Financing Commitments and Guarantees Reserve	7	15
Contract with Customer, Asset, after Allowance for Credit Loss	2,741	$ 2,247
Goodrich Corporation [Member]
Accounts Notes And Loans Receivable [Line Items]
Contractual Obligation				$ 2,200
Rockwell Collins [Member]
Accounts Notes And Loans Receivable [Line Items]
Contractual Obligation			$ 1,020
Contractual Obligation, Consumed in Current Year	129
Contractual Obligation, Due in Next Fiscal Year	104
Contractual Obligation, Due in Second Year	104
Contractual Obligation, Due in Third Year	112
Contractual Obligation, Due in Fourth Year	96
Contractual Obligation, Due in Fifth Year	$ 101